ASSETS HELD FOR SALE AND DISPOSITIONS - Fair value changes - Additional Information (Details) - CAD ($) $ in Thousands	4 Months Ended	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
ASSETS HELD FOR SALE AND DISPOSITIONS
Broker commissions, legal and advisory costs		$ 3,000	$ 6,900
Loss on sale of investment properties		3,045	6,871
Change in consumer price index inflation factor	$ (1,400)	$ 441	$ 400